SUBSEQUENT EVENTS (Q1) (Details) - Subsequent Event $ in Millions	1 Months Ended
May 23, 2024 USD ($)
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 1.5
Proceeds from secured lines of credit and sale of stock	14.5
Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 13.0